Financial instruments - Fair values and risk management - Market Risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rates	1.00%	1.00%
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ (346,058)	$ (63,061)
(Decrease) in foreign exchange rates	(1.00%)	(1.00%)
Effect on profit after tax and retained profits, decrease in foreign exchange rates	$ 346,058	$ 63,061
RMB
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rates	5.00%	5.00%
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ (3,478)	$ 48,298
(Decrease) in foreign exchange rates	(5.00%)	(5.00%)
Effect on profit after tax and retained profits, decrease in foreign exchange rates	$ 3,478	$ (48,298)